Other Comprehensive Earnings - Reclassifications out of Accumulated Other Comprehensive Earnings/(Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Abstract]
Interest expense									$ (3,264)	$ (2,569)	$ (2,106)
Tax benefit									(16,066)	(952)	(1,053)
Net (loss)/earnings	(2,981)	6,819	(11,335)	3,568	8,832	5,917	3,301	2,283	(3,929)	20,333	20,967
Other expense									1,739	232	459
Total before tax									18,063	14,444	12,316
Reclassification out of Accumulated Other Comprehensive Earnings [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Abstract]
Net (loss)/earnings									6,113	4,263	3,607
Realized Loss [Member] | Reclassification out of Accumulated Other Comprehensive Earnings [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Abstract]
Tax benefit									(126)
Net (loss)/earnings									196
Realized Loss [Member] | Reclassification out of Accumulated Other Comprehensive Earnings [Member] | Interest Rate Swap [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Abstract]
Interest expense									322
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Earnings [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Abstract]
Tax benefit									(3,549)	(2,707)	(2,218)
Net (loss)/earnings									5,917	4,263	3,607
Total before tax									9,466	6,970	5,825
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Earnings [Member] | Prior Service Costs [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Abstract]
Cost of goods sold and operating expense									498	605	611
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Earnings [Member] | Gain/(loss) included in net periodic pension costs [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Abstract]
Cost of goods sold and operating expense									7,623	6,318	4,434
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Earnings [Member] | Settlements and curtailments [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Abstract]
Cost of goods sold and operating expense									1,343	282	670
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Earnings [Member] | Foreign exchange impact [Member]
Reclassification Adjustment Out of Accumulated Other Comprehensive Income [Abstract]
Other expense									$ 2	$ (235)	$ 110